CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands, ₩ in Millions	Dec. 31, 2015 KRW (₩) ₩ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 KRW (₩) ₩ / shares shares
Other current assets	₩ 996	$ 852	₩ 1,697
Deferred revenue	4,997	4,274	5,727
Accrued expense	511	437	787
Long-term deferred revenue	₩ 6,600	$ 5,645	₩ 5,268
Preferred shares, par value (in Korean Won per share) | ₩ / shares	₩ 500		₩ 500
Preferred shares, shares authorized (in shares) | shares	2,000,000	2,000,000	2,000,000
Preferred shares, shares issued (in shares) | shares	0	0	0
Preferred shares, shares outstanding (in shares) | shares	0	0	0
Common shares, par value (in Korean Won per share) | ₩ / shares	₩ 500		₩ 500
Common shares, shares authorized (in shares) | shares	38,000,000	38,000,000	38,000,000
Common shares, shares issued (in shares) | shares	6,948,900	6,948,900	6,948,900
Common shares, shares outstanding (in shares) | shares	6,948,900	6,948,900	6,948,900
Related Party
Accounts receivable, related party | ₩	₩ 1,224		₩ 1,325
Other current assets | ₩	37		40
Accounts payable, related party | ₩	6		99
Deferred revenue | ₩	0		298
Accrued expense | ₩	7		15
Long-term deferred revenue | ₩	₩ 4,699		₩ 4,699